Share Capital and Warrants - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 06, 2019 CAD ($) $ / shares shares	Apr. 30, 2019 CAD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 $ / shares	Aug. 06, 2019 $ / shares shares	Jul. 22, 2019	Dec. 31, 2018 CAD ($)	Feb. 28, 2018 CAD ($)	Feb. 28, 2017 CAD ($)
Share Capital And Warrants [Line Items]
Price per common share | (per share)	$ 17.23				$ 0	$ 13.00
Share split ratio							1.6
Initial public offering of common shares | shares	11,000,000		11,000,000			11,000,000
Gross proceeds from common shares | $	$ 189,500		$ 189,500
Carrying Amount warrants | $			$ 221,198					$ (7,908)	$ 13,710	$ 11,521
Warrants
Share Capital And Warrants [Line Items]
Warrants exercised | shares			4,551,082	4,551,082
Warrants expired | shares		662	662	662
Carrying Amount warrants | $		$ 3,900	$ 27,831					$ 3,108
Exercise Price of $3.91 | Warrants
Share Capital And Warrants [Line Items]
Warrants exercised | shares			4,211,242	4,211,242
Gross proceeds from warrants | $			$ 16,500
Warrant exercise price | $ / shares			$ 3.91
CAD Denominated Convertible Notes | Warrants
Share Capital And Warrants [Line Items]
Warrants exercised | shares			307,840	307,840
Gross proceeds from warrants | $			$ 1,300
Warrant exercise price | $ / shares			$ 4.38
USD Denominated Convertible Notes | Warrants
Share Capital And Warrants [Line Items]
Warrants exercised | shares			32,000	32,000
Gross proceeds from warrants | $				$ 120
Warrant exercise price | $ / shares					$ 3.75